Note 14 - Related Party Transactions (Details Textual) - CAD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2025
Statement Line Items [Line Items]
Revenue from rendering of services, related party transactions	$ 190,000	$ 41,000	$ 287,000	$ 120,000
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	2,600,000		2,600,000		$ 2,000,000
Key management personnel of entity or parent [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Other provisions	0		0		0
Corporation controlled by key management personnel [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 24,400,000		$ 24,400,000		$ 3,600,000